Trade Accounts Receivables, Net (Details) - Schedule of unbilled receivables of subsidiaries grouped - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Infrastructure [member]
Infrastructure
Trade accounts receivable	S/ 10,291	S/ 6,298
Operation and maintenance of roads [Member] | Infrastructure [member]
Infrastructure
Trade accounts receivable	9,192	4,167
Others [Member] | Infrastructure [member]
Infrastructure
Trade accounts receivable	1,099	2,131
Others [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	24,332	87,749
Energy [Member] | Infrastructure [member]
Infrastructure
Trade accounts receivable	4,718	1,512
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	50,148	84,014
Cumbra Peru S.A. - Talara Refinery [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	43,677	28,956
Vial y Vives - DSD S.A. - Engineering and Construction Works [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	40,714	43,159
Cumbra Peru S.A. - Gasoducto Piura Project [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	13,220
Cumbra Peru S.A. - Works and Consortiums [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	12,080	6,576
Morelco S.A.S. - Engineering and Construction Works [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	5,751	16,066
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	3,872	15,055
Cumbra Ingenieria S.A. - Mina Justa Project [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	446	1,743
Cumbra Peru S.A. - Civil Works, Assembly and Electromechanics - Acero Arequipa [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable		1,357
Other total [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	194,240	284,675
Parent company operations [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	9	63,853
Parent Company Operation total [Member] | Unbilled receivables subsidiaries [Member]
Infrastructure
Trade accounts receivable	S/ 209,258	S/ 356,338